Cover	May 09, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 09, 2024
File Number	333-267740
Registrant Name	GLOBAL-SMART.TECH INC.
Entity Central Index Key	0001940243
Tax Identification Number	98-1664763
Incorporation State Country Code	WY
Address Line1	Kava b.b.
Address City	Tivat
Address Country	ME
Address Postal Zip Code	85320
City Area Code	205
Local Phone Number	2165924
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Emerging Growth Company	true
extended transition period	false